1
Gabelli ESG Fund, Inc.
Schedule of Investments — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.1%
Airlines  — 0.2%
1,500 Delta Air Lines Inc.† ................................. $ 58,620
Automotive  — 2.2%
3,450 Daimler AG .............................................. 265,482
3,975 Daimler Truck Holding AG† ....................... 146,129
1,700 General Motors Co.† ................................ 99,671
2,170 Toyota Motor Corp., ADR .......................... 402,101
913,383
Automotive: Parts and Accessories  — 0.3%
780 Aptiv plc† ................................................. 128,661
Beverage  — 3.1%
17,000 Danone SA ............................................... 1,056,562
3,200 The Coca-Cola Co. .................................... 189,472
1,246,034
Broadcasting  — 0.6%
5,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........................ 254,250
Building and Construction  — 2.1%
8,700 Canfor Corp.† ........................................... 220,500
1,010 Cavco Industries Inc.† .............................. 320,827
1,180 Jacobs Engineering Group Inc. ................. 164,291
2,000 Johnson Controls International plc ............ 162,620
868,238
Business Services  — 2.5%
7,500 IHS Markit Ltd. ......................................... 996,900
Cable and Satellite  — 1.6%
10,700 Comcast Corp., Cl. A ................................ 538,531
3,850 EchoStar Corp., Cl. A† .............................. 101,448
639,979
Computer Hardware  — 0.9%
2,750 International Business Machines Corp. ...... 367,565
Computer Software and Services  — 7.4%
496 Alphabet Inc., Cl. A† ................................. 1,436,932
2,950 Cisco Systems Inc. ................................... 186,941
2,400 Dell Technologies Inc., Cl. C† .................... 134,808
5,400 Dun & Bradstreet Holdings Inc.† ............... 110,646
10,000 Hewlett Packard Enterprise Co. ................. 157,700
960 Microsoft Corp. ........................................ 322,867
6,725 NortonLifeLock Inc. .................................. 174,716
510 salesforce.com Inc.† ................................ 129,606
1,300 SAP SE, ADR ............................................ 182,143
200 Splunk Inc.† ............................................. 23,144
1,150 VMware Inc., Cl. A .................................... 133,262
2,992,765
Consumer Products  — 3.6%
11,675 Sony Group Corp., ADR ............................ 1,475,720
Shares
Market
Value
Consumer Services  — 1.8%
8,500 Resideo Technologies Inc.† ...................... $ 221,255
11,000 Terminix Global Holdings Inc.† ................. 497,530
600 Uber Technologies Inc.† ........................... 25,158
743,943
Diversified Industrial  — 2.9%
11,550 ABB Ltd., ADR .......................................... 440,864
950 Agilent Technologies Inc. .......................... 151,667
12,500 Flex Ltd.† ................................................. 229,125
2,400 Siemens AG, ADR ..................................... 207,840
655 Union Pacific Corp. ................................... 165,014
1,194,510
Energy and Utilities  — 4.2%
18,400 NextEra Energy Inc. .................................. 1,717,824
Entertainment  — 2.2%
1,445 The Walt Disney Co.† ............................... 223,816
9,800 Universal Music Group NV ........................ 276,478
30,000 Vivendi SE ................................................ 406,103
906,397
Environmental Services  — 5.5%
3,885 Ecolab Inc. ............................................... 911,382
19,199 Evoqua Water Technologies Corp.† ........... 897,553
3,000 Waste Connections Inc. ............................ 408,810
2,217,745
Equipment and Supplies  — 3.2%
700 3M Co. ..................................................... 124,341
41,000 Ardagh Metal Packaging SA† .................... 370,230
2,700 ChargePoint Holdings Inc.† ...................... 51,435
10,000 Mueller Water Products Inc., Cl. A ............. 144,000
630 Parker-Hannifin Corp. ............................... 200,416
5,500 Ranpak Holdings Corp.† ........................... 206,690
1,000 Watts Water Technologies Inc., Cl. A ......... 194,170
1,291,282
Financial Services  — 17.6%
41,430 Aegon NV ................................................. 207,209
8,300 Ally Financial Inc. ..................................... 395,163
5,000 American Express Co. ............................... 818,000
25,000 Banco Bilbao Vizcaya Argentaria SA .......... 149,428
2,450 Citigroup Inc. ........................................... 147,956
17,000 Commerzbank AG† ................................... 129,462
28,196 Credit Agricole SA .................................... 402,869
8,500 Credit Suisse Group AG, ADR ................... 81,940
62,300 Daiwa Securities Group Inc. ...................... 351,335
9,500 Franklin Resources Inc. ............................ 318,155
35,100 ING Groep NV .......................................... 489,207
1,100 Intercontinental Exchange Inc. .................. 150,447
10,100 Janus Henderson Group plc ...................... 423,594
9,600 Kinnevik AB, Cl. B† ................................... 342,888
101,893 NatWest Group plc ................................... 311,279
9,516 NN Group NV ........................................... 515,805

Gabelli ESG Fund, Inc.
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
3,650 PayPal Holdings Inc.† ............................... $ 688,317
400 S&P Global Inc. ........................................ 188,772
3,244 Societe Generale SA ................................. 111,556
29,300 Standard Chartered plc ............................. 177,831
3,650 State Street Corp. ..................................... 339,450
4,700 The Bank of New York Mellon Corp. .......... 272,976
800 The PNC Financial Services Group Inc. ...... 160,416
7,174,055
Food  — 8.8%
10,000 Mondelēz International Inc., Cl. A .............. 663,100
9,950 Nestlé SA ................................................. 1,391,602
24,200 The Hain Celestial Group Inc.† .................. 1,031,162
9,500 Unilever plc, ADR ..................................... 511,005
3,596,869
Health Care  — 10.2%
3,200 Baxter International Inc. ............................ 274,688
600 Becton, Dickinson and Co. ........................ 150,888
14,700 Bristol-Myers Squibb Co. .......................... 916,545
605 Cigna Corp. .............................................. 138,926
7,800 Gilead Sciences Inc. ................................. 566,358
1,450 GlaxoSmithKline plc, ADR ......................... 63,945
620 HCA Healthcare Inc. .................................. 159,290
6,000 Henry Schein Inc.† ................................... 465,180
350 Illumina Inc.† ........................................... 133,154
375 Laboratory Corp. of America Holdings† ..... 117,829
3,900 Medtronic plc ........................................... 403,455
1,600 Merck & Co. Inc. ...................................... 122,624
2,700 Zoetis Inc. ................................................ 658,881
4,171,763
Machinery  — 9.4%
685 Caterpillar Inc. .......................................... 141,617
106,500 CNH Industrial NV .................................... 2,069,295
13,500 Xylem Inc. ................................................ 1,618,920
3,829,832
Retail  — 1.8%
2,240 Lowe's Companies Inc. ............................. 578,995
1,025 NIKE Inc., Cl. B ......................................... 170,837
749,832
Semiconductors  — 1.5%
825 Applied Materials Inc. ............................... 129,822
7,100 Intel Corp. ................................................ 365,650
445 NVIDIA Corp. ........................................... 130,879
626,351
Specialty Chemicals  — 3.0%
1,225 Air Products and Chemicals Inc. ............... 372,719
4,925 International Flavors & Fragrances Inc. ..... 741,951
Shares
Market
Value
4,300 Momentive Global Inc.† ............................ $ 90,945
1,205,615
Telecommunications  — 1.5%
375 American Tower Corp., REIT ..................... 109,688
3,500 SoftBank Group Corp., ADR ...................... 84,175
26,500 Vodafone Group plc, ADR ......................... 395,645
589,508
TOTAL COMMON STOCKS .................. 39,957,641
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.9%
$ 789,000 U.S. Treasury Bills,
0.040% to 0.049%††,
02/17/22 to 03/10/22 ............................ 788,956
TOTAL INVESTMENTS — 100.0%
(Cost $26,418,636) ............................... $ 40,746,597
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust